Trade payables and other liabilities - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current liabilities
Warrant liabilities	$ 6	$ 14
Put options issued to non-controlling interests	118	93
Other payables	5	12
Employee defined benefit liability	11	13
Non-current Payables	140	132
Current liabilities
Trade payables	185	189
Accrued operating expenses	344	370
Electronic Wallets	261	263
Tax payables	58	37
Deposits	30	22
Contract liabilities	7	9
Others	40	40
Trade and other current payables	$ 925	$ 930